Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
The carrying values of intangible assets at December 31, 2013 and December 31, 2012 are as follows:

		December 31, 2013			December 31, 2012
In millions	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization or Allocated to Solar Energy System	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization or Allocated to Solar Energy System	Net Carrying Amount
Amortizable intangible assets:
Favorable energy credits	7	$14.2	$(11.6)	$2.6	$14.2	$(9.0)	$5.2
Customer relationships	8	5.5	(3.1)	2.4	5.7	(2.4)	3.3
Trade name	15	4.5	(1.2)	3.3	4.1	(0.9)	3.2
Internally developed software	4	1.9	(1.9)	—	1.3	(1.3)	—
Developed technology	4	21.6	(9.4)	12.2	12.0	(6.0)	6.0
Non-compete agreement	1	1.2	(1.2)	—	1.2	(1.2)	—
Total amortizable intangible assets		$48.9	$(28.4)	$20.5	$38.5	$(20.8)	$17.7
Indefinite lived assets:
In-process technology(1)	Indefinite	$0.9	$—	$0.9	$0.9	$—	$0.9
Power plant development arrangements(2)	Indefinite	132.6	(62.2)	70.4	143.3	(47.7)	95.6
Total indefinite lived assets		$133.5	$(62.2)	$71.3	$144.2	$(47.7)	$96.5
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(1)	The useful life for in-process technology will be determined once the research and development process is complete and, at that time, amortization of the asset will begin.

(2)
Power plant development arrangements are reclassified to the solar energy system (property, plant and equipment or inventory) upon completion of the related solar energy system. Depending on the classification of the system as held for development and sale or property, plant and equipment, amortization expense is recognized in cost of goods sold or in depreciation expense.

Expected Annual Amortization Expense	We expect to recognize annual expense on our amortizable intangible assets as follows:

	2014	2015	2016	2017	2018
In millions
Amortization	$5.6	$2.8	$2.6	$1.9	$1.9